Touchstone Ultra Short Duration Fixed Income Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Bloomberg US Treasury Bellwether 3 Month Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.23%	3.22%	2.21%
Bloomberg US Treasury Bellwether 1 Year Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.31%	2.85%	2.24%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.18%	3.17%	2.18%
ICE BofA 1-Year U.S. Treasury Note Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.15%	2.48%	2.03%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.63%	2.96%	2.35%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	2.87%	2.15%
Class S
Prospectus [Line Items]
Average Annual Return, Percent		4.37%	3.12%	2.31%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent		4.89%	3.64%	2.82%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent		4.74%	3.38%	2.56%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.83%	1.98%	1.47%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	1.98%	1.49%
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		5.05%	3.71%	2.87%

[1]	The Fund changed its additional indexes to the Bloomberg US Treasury Bellwether 3 Month Index and the Bloomberg US Treasury Bellwether 1 Year Index which have similar investment objectives to the Fund.